COMPREHENSIVE LOSS - Schedule of Total Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net loss	$ (4,368)	$ (3,851)	$ (5,002)
Other comprehensive loss
Net change in foreign currency translation	(1,906)	(2,527)	(6,495)
Comprehensive loss	$ (6,274)	$ (6,378)	$ (11,497)